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VIA EDGAR
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May 4, 2005

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Variable Annuity Account Seven
         Polaris Plus Variable Annuity
         AIG SunAmerica Life Assurance Company
         File Nos.  333-63511 and 811-09003

Ladies and Gentlemen:

         Pursuant to Rule 497(j), please be advised that the form of prospectus and Statement of Additional information dated April 29, 2005 for Variable Annuity Account Seven (the "Separate Account") contains no changes from the form of prospectus and Statement of Additional Information for the Separate Account submitted in Post-Effective Amendment No. 14 under the Securities Act of 1933 and Amendment No. 15 under the Investment Company Act of 1940 to the Separate Account's registration statement on Form N-4 filed with the Securities and Exchange Commission on April 28, 2005 via EDGAR.

         Should you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6613.

Very truly yours,

/S/ SARAH BALDWIN

Sarah Baldwin
Staff Counsel